Stock Based Compensation - Summary of grant date of stock option award (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 11.00
Risk-free rate of interest	0.79%	0.79%
Expected stock price volatility	80.00%	80.00%	80.00%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 11.69	$ 2.22
Risk-free rate of interest		0.30%	1.54%
Expected term (years)	5 years 6 months	4 years 8 months 12 days	6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 23.41	$ 3.07
Risk-free rate of interest		0.49%	1.73%
Expected term (years)	6 years 6 months	5 years 10 months 24 days	6 years 6 months